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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2019

DATE OF REPORTING PERIOD: 03/31/2019

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2019.

Institutional Money Market Fund

ANNUAL FINANCIAL REPORT

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund for instructions. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-720-2995.

The Fund is distributed by Foreside Distribution Services, L.P.

Miles Funds, Inc.

Table of Contents

Message from the President

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Report of Independent Registered Public Accounting Firm

Directors and Officers

Additional Information

Miles Funds, Inc.

Message from the President

We are pleased to present the annual report for Miles Funds, Inc. for the twelve month period from April 1, 2018 through March 31, 2019.

The Fed rate hike in December 2018 was the ninth 0.25% rate hike since December 2015, providing continued relief to the short-term rate environment and therefore the yields on short-term securities.  Our portfolio management team was able to invest funds in higher yielding securities which increased the gross yield.  Our participants also benefited as we were able to offer a higher net yield. The letter from the investment adviser will give you detailed commentary and data for a more in-depth review of the economy over the last fiscal year.

We at Miles Capital believe that discipline, focus, experience, and teamwork are the keys to help with investment performance.

We thank you for your continued confidence and support of the Miles Funds, Inc.

Gregory D. Boal

President, Miles Funds, Inc.

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including the potential loss of principal.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information is not authorized for distribution unless accompanied by a current prospectus.  An investor should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 1-866-720-2995.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

While 2018 ended with dark clouds over the investment markets and a deep freeze over the country, spring has arrived with the markets rebounding in the first quarter by delivering one of the best quarterly performances in nearly six years.  A number of factors contributed to the strong performance but perhaps the biggest factor was the changing tone of the Fed.  Weaker economic indicators, especially overseas, drove more investors into the U.S. fixed income markets and into what may be viewed as the safety of U.S. Treasury securities which pushed longer term interest rates to levels not seen since early 2018.

After the Fed raised rates four times during 2018, fixed income markets were influenced during the first quarter of 2019 by the Fed developing a more patient posture towards raising rates. This change in commentary and tone were viewed by the markets as accommodative. Interest rates changed very little on the short end of the curve but intermediate and long term interest rates continued to drop. The ten year Treasury yield decreased 23 basis points to 2.26 percent, and the thirty year Treasury yield decreased 20 basis points to 2.81 percent.  The treasury curve continued to flatten, but it also had “points of inversion” including the three month part of the curve being higher in rates than the ten year part of the curve.

Gross Domestic Product (GDP) fourth quarter growth posted at 2.6 percent versus the third quarter 2018 growth of 3.4 percent.  GDP growth for 2018 was 2.9 percent compared to 2.2 percent in 2017. The economy showed continued strength through the first quarter of 2019.  Corporate earnings and sales remained strong, labor markets remained tight, home sales still increased (albeit at a slower rate), and consumer spending remained strong. The Institute of Supply Management, a group of leading economic indicators, also remain at expansionary levels.   GDP for 2019 is expected to be slightly lower than the prior year but still solidly in the 2-2.5% range.

Looking forward, Miles Capital anticipates slower, but potentially still solid economic activity for the upcoming quarters, which should ultimately provide modest upward pressure on interest rates across the curve.  These gradual rising rates will tend to drive overall fixed income returns to lower absolute levels.  Potential risks we are monitoring which could derail our outlook include an escalation of trade wars or an unexpected spike in inflation later this year, which would necessitate a more aggressive Federal Reserve and higher short term interest rates.

Thank you for your ongoing support of the Miles Funds, Inc.

Doug Earney, CFA

Director, Fixed Income

Miles Capital, Inc.

The views expressed herein are provided for informational purposes only and are believed to be correct, but accuracy and completeness cannot be guaranteed and should not be relied upon for legal or investment decision purposes.   All expressions of opinion and predictions presented are subject to change without notice.  Neither the information presented nor any opinion expressed constitutes a solicitation for the purchase or sale of any security.  Past performance is not a guarantee of future results.

Miles Funds, Inc.

Performance Report

Money Market Funds

The largest influence on short term interest rates during the year was the action of the Federal Reserve (Fed). The Fed increased short term interest rates four times in 2018. Then in early 2019 they indicated to the markets they will pause and not raise interest rates during 2019 while they digest various economic data.  The Fed had previously indicated that they would raise interest rates two times during 2019. In addition, the Fed has indicated that starting September 30, 2019, they will stop reducing their balance sheet and thus not reduce their holdings of government-backed and mortgage-backed securities owned as part of their quantitative easing (QE) purchase programs of the past.

Inflation is always an economic metric that is watched by the Fed. Double digit corporate earnings growth of 25.3%, 25.9% and 13.6% for the last three quarters of 2018 in the U.S. could potentially drive inflation and influence the Fed to increase rates. However, inflation has remained relatively benign as reflected by the Fed adapting a patient posture toward increasing rates. In addition, for the near future, U.S. corporate earnings are forecasted to be more in the single digit growth rate area. Global growth is also forecasted to be slowing as well.

A few of the potential risks to the economy include the resolution of trade rhetoric and actions, economic growth slowdown, general risk asset valuation levels, and geo-political risk.  Even with these risks, we are optimistic that growth in the U.S. and overseas should still be good, albeit less solid than the recent heavier growth period.

While the Fed has indicated that they will not raise rates for 2019, market participants are holding the view that there could actually be a rate decrease during 2019. This is based on Fed Funds Futures, a measure of market expectations for future interest rates. Given our current economic outlook, Miles Capital expects that the Fed will remain on hold for interest rate increases for 2019. We will remain vigilant in monitoring changes which could influence our viewpoint.

Institutional Money Market Fund Strategies

For 2018, it remained clear that the Fed was on a path of rate increases. As a result, the portfolio moved to a shorter average days profile in order to capture the higher rates at quicker pace. In addition, floating rate assets continued to be added to the portfolio to capture more yield in the rising rate environment.

For the first quarter of 2019, the Treasury curve has continued to flatten. The short end of the curve where we invest has become even more flat. This means that we need to invest further into the Treasury curve in order to potentially achieve rates that are higher than overnight and term repo rates. In doing so, we also have to be mindful of managing the Weighted Average Maturity (WAM) of the portfolio which rises as we invest in slightly longer maturities. In order to increase yield but additionally control our WAM, we have utilized more floating rate securities particularly in smaller lot size positions which are more favorably priced and provide more value. For purposes of WAM calculations, the floating rate securities use the number of days to the floating rate reset date rather than the final maturity of the security. This helps us to save on our ‘budget” of available WAM days, while seeking to achieve our yield generation goals.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-866-720-2995.

You could lose money by investing in the Fund.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Miles Funds, Inc.
Institutional Money Market Fund
Schedule of Portfolio Investments
March 31, 2019

		Yield at time	Maturity		Amortized
Par Value	Type	of Purchase	Date		Cost
U.S. Government Agencies (66.93%)
Federal Farm Credit Bank
$ 1,775,000	Bond	2.42%	04/12/19	…………………………………………	$ 1,775,015
1,750,000	Bond	2.52%	05/08/19	…………………………………………	1,750,126
7,993,000	Bond	2.46%	05/16/19	…………………………………………	7,995,505
7,000,000	Bond	2.50%	09/23/19	…………………………………………	7,009,271
2,825,000	Bond	2.57%	10/30/19	…………………………………………	2,823,874

Federal Home Loan Bank
$ 5,785,000	Bond	2.53%	06/12/19	…………………………………………	$ 5,786,664
2,000,000	Bond	2.51%	06/28/19	…………………………………………	1,999,390
12,845,000	Bond	2.46%	07/05/19	…………………………………………	12,847,869

Freddie Mac
$ 4,350,000	Bond	1.83%	06/28/19	…………………………………………	$ 4,350,368
3,940,000	Bond	2.58%	07/08/19	…………………………………………	3,940,916

US Treasury
$ 12,000,000	Note	2.22%	04/30/19	…………………………………………	$ 12,001,587
10,000,000	Note	2.48%	05/31/19	…………………………………………	9,979,327
5,000,000	Note	2.59%	08/31/19	…………………………………………	4,978,896
10,000,000	Note	2.58%	08/31/19	…………………………………………	9,932,426
		(Cost $87,171,234)			87,171,234

Repurchase Agreements (32.98%)
Royal Bank of Canada
$ 15,981,930		2.54%	04/01/19	…………………………………………	$ 15,981,930
BMO Capital Markets LLC
15,981,931		2.55%	04/01/19	…………………………………………	$ 15,981,931
BMO Capital Markets LLC
11,000,000		2.55%	04/05/19	…………………………………………	$ 11,000,000

		(Cost $42,963,861)			42,963,861
		(Purchased on 03/29/19; proceeds at
		maturity $42,976,128; collateralized by
		$243,470,891 U.S. Government Agencies
		with maturities between 05/01/28 and 05/20/67
		collateral worth $43,823,138)

		Total Investments (99.91%)
		(Cost $130,135,095) (1)			$ 130,135,095
		Other Assets and Liabilities (0.09%)			121,499

		Net Assets			$ 130,256,594

	(1)	Also approximates cost for tax purposes

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities
March 31, 2019

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 87,171,234
Repurchase agreements	42,963,861
Total investments	130,135,095
Interest and dividends receivable	371,121
Prepaid expenses	1,953
Total assets	130,508,169
LIABILITIES:
Dividends payable	222,658
Accrued expenses and other payables:
Investment advisory fees	13,857
Administration fees	7,273
Fund accounting fees	2,079
Accrued expenses and accounts payable	5,708
Total liabilities	251,575
Net assets	$ 130,256,594
NET ASSETS:
Paid-in capital	$ 130,256,594
Net assets	$ 130,256,594
Authorized shares	1,250,000,000
Capital shares outstanding	130,256,594
Net asset value--offering and redemption price per share	$ 1.00

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Operations
For the Year Ended March 31, 2019

Institutional
Money Market
Fund
INVESTMENT INCOME:
Interest income	$ 2,471,316
Total investment income	2,471,316

EXPENSES:
Investment advisory fees	230,617
Administration fees	115,309
Accounting fees	34,593
Transfer agent fees	6,000
Custody fees	17,597
Legal fees	5,441
Audit and tax fees	26,145
Directors' fees	11,306
Registration and filing fees	668
Insurance expense	9,111
Pricing service expense	2,989
Rating fees	18,372
Other	5,292
Total expenses	483,440
Less: Expenses voluntarily reduced/waived	(83,855)
Net expenses	399,585
Net investment income	$ 2,071,731

See accompanying notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets
March 31, 2019 and 2018
	Institutional Money Market Fund
	Year	Year
	Ended	Ended
	March 31, 2019	March 31, 2018
OPERATIONS:
Net investment income	$ 2,071,731	$ 937,646
Change in net assets resulting from operations	2,071,731	937,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital shares	(2,071,731)	(937,646)
Change in net assets from shareholder distributions	(2,071,731)	(937,646)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital shares	538,805,348	460,155,260
Reinvestments:
Capital shares	1,981,061	842,131
Redemptions:
Capital shares	(549,499,513)	(444,125,457)
Change in net assets from capital transactions	(8,713,104)	16,871,934
Change in net assets	(8,713,104)	16,871,934

NET ASSETS:
Beginning of period	138,969,698	122,097,764
End of period	$ 130,256,594	$ 138,969,698

SHARE TRANSACTIONS:
Issued:
Capital shares	538,805,348	460,155,260
Reinvestments:
Capital shares	1,981,061	842,131
Redemptions:
Capital shares	(549,499,513)	(444,125,457)
Change in shares	(8,713,104)	16,871,934

See accompanying notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements

March 31, 2019

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2019

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.  The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to March 31, 2016.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Money Market Fund Reform

In analyzing the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s Board of Trustees determined that it is in the best interest of the current Fund shareholders to continue using the amortized cost method of valuation for the Fund and that the composition of the Fund’s portfolio investments should be managed to allow for the fund to be a 99.5% Government Money Market Fund.  The Fund’s N1-A filing was effective October 12, 2016, classifying the Fund as a 99.5% Government Money Market Fund allowing the Fund to continue using the amortized cost method of evaluation as required under the amendments to Rule 2a-7 of the Investment Company Act of 1940.

Subsequent Events

The Fund has evaluated the effects of subsequent events that occurred subsequent to March 31, 2019 through the date the financial statements were issued.  There have been no material events that would require recognition in the Fund’s financial statements or disclosure in the notes to the financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.10 to 0.20 percent during the year ended March 31, 2019.  Miles Capital received investment advisory fees after waivers of $180,585 for the year ended March 31, 2019.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  Miles Capital voluntarily limited administrative fees for the Fund to a range from 0.05 to 0.10 percent during the year ended March 31, 2019.  Miles Capital received administration fees after waivers of $90,292 for the year ended March 31, 2019.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2019

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily limited fund accounting fees for the Fund to a range from 0.01 to 0.03 percent during the year ended March 31, 2019.  Miles Capital received fund accounting fees after waivers of $27,088 for the year ended March 31, 2019.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid an annual fee for transfer agency services based on the number of shareholder accounts serviced or a minimum base fee of $6,000.  Miles Capital voluntarily waived a portion of the minimum base transfer agent fee.  Mile Capital received transfer agent fees after waivers of $4,699 for the year ended March 31, 2019.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the year ended March 31, 2019 are as follows:

Expenses Voluntarily Reduced/Waived:
Investment advisory fees	$ 50,032
Administration fees	25,017
Accounting fees	7,505
Transfer agent fees	1,301
Total expenses voluntarily reduced/waived	$ 83,855

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

5.  Fair Value Measurement

Securities Valuation:  In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Fair Value Measurement:  ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2019

inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) as reported by the underlying mutual funds.  These securities are categorized as Level 1 securities.

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
US Government & Agency	-	50,278,998	-	50,278,998
US Treasury Bonds & Notes	-	36,892,236	-	36,892,236
Repurchase Agreements	-	42,963,861	-	42,963,861
Money Market Funds	-	-	-	-
Total	-	130,135,095	-	130,135,095

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities are included for this reporting period.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $7,953,334,538 and $7,962,441,397, respectively, for the year ended March 31, 2019.

7.  Distribution Services

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement.  The Distributor receives no compensation under the Distribution agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to other financial services firms (“Participating Organizations”).  As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  For the year ended March 31, 2019, no distribution fees were authorized for the Fund.

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Year Ended March 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.018	$0.008	$0.002	$0.001	$0.000

Dividends and Distributions	($0.018)	($0.008)	($0.002)	($0.001)	($0.000)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	1.82%	0.79%	0.18%	0.07%	0.05%

Ratio of Expenses to Average
Net Assets, After Waivers	0.35%	0.32%	0.32%	0.23%	0.19%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	1.80%	0.78%	0.18%	0.07%	0.05%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.42%	0.40%	0.39%	0.38%	0.40%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	1.72%	0.69%	0.11%	(0.08%)	(0.17%)

Net Assets, End of Period (000 Omitted)	$130,257	$138,970	$122,098	$113,357	$120,170

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Miles Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Institutional Money Market Fund of Miles Funds, Inc. (the Fund), including the schedule of portfolio investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund of Miles Funds, Inc. as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Fund’s auditor since 2012.

Des Moines, Iowa
May 30, 2019

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2019

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Miles Capital Funds complex.

Name, Contact Address and Age	Position held with Miles Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of Miles Funds (five years)
Independent Directors:
Debra L. Johnson Jones 1415 28th Street, #200 West Des Moines, IA 50266 Age 58	Director	Since 1998	CEO, Co-Founder, EnVest Partners, 2011-present	1	None
Steven Zumbach 1415 28th Street, #200 West Des Moines, IA 50266 Age 69	Chair, Director	Since 1998	Attorney, Belin McCormick, P.C. 1977 to present	1	None
Interested Director:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 62	Director	Since March, 2010	Chair, Miles Capital 2009 to present; Miles Group 2007 to present; Managing Partner, ManchesterStory Fund Management 2017 to present	1	1
Officers:
Gregory Boal 1415 28th Street, #200 West Des Moines, IA 50266 Age 60	President	Since March, 2015	CEO/CIO, Miles Capital 2010 to present	N/A	N/A
Amy Mitchell 1415 28th Street, #200 West Des Moines, IA 50266 Age 49	Secretary/ Treasurer	Since 1998	Secretary and Director Administration, Miles Capital 1990 to present	N/A	N/A
Gweneth Gosselink 1415 28th Street, #200 West Des Moines, IA 50266 Age 63	Chief Compliance Officer	Since 2013	Chief Compliance Officer, Miles Capital 2013 to present	N/A	N/A

The Statement of Additional Information (SAI) has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-343-7084.

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2019

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019.  The table illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	10/1/2018	3/31/2019	10/1/18-3/31/19	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,010.28	$0.79	0.16%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,024.15	$0.79	0.16%

Miles Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2019

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

3.  Basis for Approval of the Investment Advisory Agreement

The Board approved the continuation of the investment advisory agreement with Miles Capital at its March, 2019 meeting. The Board determined that continuing the agreement was in the best interests of the Fund and its shareholders. The decision was based on an evaluation of the investment adviser on the date of the meeting, as well as the evaluation the Board undertakes throughout the year. The Board reviewed a great deal of data, including the factors summarized below, in coming to its decision.  The Board based its decision on the totality of the information reviewed and discussed, with no single factor determining its decision.

The Board reviewed the quality of the investment advice.  The Board noted the quality of the management team, as well as their extensive experience. Miles Capital has been the Fund adviser since its inception.

The Board reviewed the investment performance of the Fund, comparing the performance with peer group rankings as well as benchmarks. The Board reviews the investment performance throughout the year, as well as at the meeting where it decides whether to continue the investment advisory agreement. The Board noted that throughout the year the adviser continued to monitor cash flows and market conditions to maximize the Funds gross yields.

The Board also reviewed the advisory fees charged under the agreement, and compared the fees charged by the adviser to its other clients. The Board reviewed the fee waivers in effect throughout the past 12 months, and the fee waivers which were in effect at the date of the meeting.  The Board determined that the fees charged under the advisory agreement were reasonable.

The Board also reviewed the Fund’s total expense ratio.  The Board noted that money market funds are facing pressure across the board, with fee waivers and expense supplements necessary to maintain a competitive yield.

The parent company of the adviser, Miles Capital Holdings, Inc., is a privately held company.  The Board noted the fee waivers have been managed effectively contributing to increased profitability for the adviser.  The Board also noted that no soft dollars arrangements are in effect for the Fund.

The Board will consider whether to continue the advisory agreement again in one year.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT REVIEW FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit review financial expert serving as its audit reviewer.

(a)(2) Debra Jones is the independent director named as the audit review financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

March 31, 2018

$22,300

March 31, 2019

$23,000

(B)AUDIT-RELATED FEES. NONE.

(C) TAX PREPARATION FEES.

March 31, 2018

$5,450

March 31, 2019

$5,610

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant as well as tax preparation (both years).

March 31, 2018

$27,750

March 31, 2019

$28,610

(H) The audit reviewers of the registrant’s Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF JUNE 5, 2019, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By /s/Gregory D. Boal

Gregory D. Boal, President

Date: June 5, 2019

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

/s/Gregory D. Boal

Gregory D. Boal, President and Principal Executive

June 5, 2019

/s/Amy M. Mitchell

Amy M. Mitchell, Treasurer and Principal Financial and Accounting Officer

June 5, 2019